UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09931

The Prairie Fund

(Exact name of registrant as specified in charter)

801 41st Street, Suite 210, Miami Beach, Florida 33140

(Address of principal executive offices)

(Zip code)

Matthew Zuckerman, President of Zuckerman Management Associates, Inc.

801 41st Street, Suite 210, Miami Beach, Florida 33140

(Name and address of agent for service)

WITH COPIES TO:

Ethan W. Johnson

Morgan, Lewis & Bockius LLP

5300 Wachovia Financial Center

200 South Biscayne Boulevard

Miami, Florida 33131-2339

Registrant's telephone number, including area code: (305) 695-2848

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Prairie Fund
Schedule of Investments
March 31, 2007 (Unaudited)
Shares/Principal Amount		Cost	Market Value	% of Net Assets

COMMON STOCKS
Aircraft Parts
1,500	Textron, Inc.	119,577	134,700	5.38%

Beverage
2,500	Coca Cola Co.	138,247	120,000
2,000	Pepsico, Inc.	70,500	127,120
		208,747	247,120	9.87%
Conglomerate
3,000	Emerson Electric Co.	101,690	129,270
5,000	General Electric Co.	257,917	176,800
		359,607	306,070	12.23%
Converted Paper & Paperboard Products
2,000	Avery Dennison Corp.	112,627	128,520
1,000	Minnesota Mining & Manufacturing Co.	87,213	76,430
		199,840	204,950	8.19%
Data Processing
2,500	DST Systems, Inc. *	95,390	188,000	7.51%

Drugs
1,500	Johnson & Johnson	102,965	90,390
1,500	Merck & Co., Inc.	88,740	66,255
		191,705	156,645	6.26%
Drug Stores
2,000	Walgreen Co.	79,688	91,780	3.67%

Electric Services
1,500	Dominion Resources, Inc.	112,550	133,155
1,000	Maine & Maritimes Corp. *	26,035	19,000
		138,585	152,155	6.08%
Fast Foods
1,500	McDonalds Corp.	48,750	67,575	2.70%

Health
2,000	Smith & Nephew PLC +	80,565	126,960	5.07%

Holding Companies
4	Berkshire Hathaway, Inc. Class A *	278,852	435,960	17.41%

Household Products
2,000	Procter & Gamble Co.	109,562	126,320	5.05%

Industrial Instuments
1,500	Danaher Corp.	84,206	107,175	4.28%

Petroleum Refining
2,000	Conocophillips	111,619	136,700	5.46%

	Total Common Stocks (Cost $2,106,693)	2,106,693	2,482,110	99.14%

Money Market Funds
26,190	UMB Money Market 3.71% **	26,190	26,190

	Total Money Market Funds (Cost $26,190)	26,190	26,190	1.05%

	Total Investments (Cost $2,132,883)	2,132,883	2,508,300	100.19%

	Liabilities in excess of other assets		(4,751)	-0.19%

	Net Assets		$ 2,503,549	100.00%

* Non-Income producing securities.
** Variable Rate Security; the coupon rate shown represents the rate at March 31, 2007.
+ American Depository Receipt

The Prairie Fund
Notes to Financial Statements
March 31, 2007 (Unaudited)

1. SECURITY TRANSACTIONS

At March 31, 2007 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,132,883 amounted to $750,834, which consisted of aggregate gross unrealized appreciation of  $839,431 and aggregate gross unrealized depreciation of $88,597.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Prairie Fund

By /s/ Nancy Z. Markovitch

     Nancy Z. Markovitch

     Treasurer and Senior Financial Officer

Date May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Nancy Z. Markovitch

      Nancy Z. Markovitch

      Treasurer and Senior Financial Officer

Date May 30, 2007